INVENTORY (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2015	Dec. 31, 2014
Inventory Disclosure [Abstract]
Schedule of Inventory
	June 30, 2015	December 31, 2014
Merchandise goods	$165,395	$217,109
Less reserve for inventory shrinkage and obsolescence	—	—
Total, net of reserves	$165,395	$217,109

	December 31,
	2014	2013
Merchandise goods	$217,109	$230,118
	217,109	230,118
Less reserve for inventory shrinkage and obsolescence	-	-
Total, net of reserves	$217,109	$230,118